FORM 13F COVER PAGE

Report for the Calendar Quarter ended:  September 30,2006

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Cheswick Wright Wealth Management LLC
Address:          131 Rowayton Avenue
                  Rowayton, Connecticut 06853

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


/s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      November 2, 2006


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                                                     Cheswick Wright Wealth Management LLC
                                                                   FORM 13F
                                                             September 30, 2006


                                                               Form 13F Information Table                    Voting Authority
                                    Title                     ----------------------------                   -----------------
                                     of                        Value      Shares/  Sh/   Put/ Invstmt  Other
Name of Issuer                      Class      CUSIP         (x$1000)     Prn Amt  Prn   Call Dscretn  Mgrs   Sole Shar    None
---------------                    -------    -------        --------     -------  ----  ---- -------  -----  ---- ----    -----
COMMON STOCK
---------------
3M CO.                               COM     88579Y101         2,249       30,225   SH          SOLE           0    0       30,225
Abbott Laboratories                  COM     002824100         2,195       45,209   SH          SOLE           0    0       45,209
Advanced Medical Optics              COM     00763M108           737       18,645   SH          SOLE           0    0       18,645
Allergan                             COM     018490102         1,070        9,500   SH          SOLE           0    0        9,500
American Express                     COM     025816109         3,507       62,535   SH          SOLE           0    0       62,535
American Int'l Group                 COM     026874107        10,453      157,760   SH          SOLE           0    0      157,760
Ameriprise Fin'l Inc.                COM     03076C106           614       13,102   SH          SOLE           0    0       13,102
Amgen                                COM     031162100         7,022       98,171   SH          SOLE           0    0       98,171
Apple Computer                       COM     037833100           246        3,190   SH          SOLE           0    0        3,190
Bank of America Corp                 COM     060505104         1,918       35,800   SH          SOLE           0    0       35,800
Berkshire Hathaway                   COM     084670207           743          234   SH          SOLE           0    0          234
Cheesecake Factory                   COM     163072101           328       12,075   SH          SOLE           0    0       12,075
Cisco Systems                        COM     17275R102         9,294      404,456   SH          SOLE           0    0      404,456
Citigroup Inc.                       COM     172967101        19,230      387,165   SH          SOLE           0    0      387,165
Coach                                COM     189754104         1,609       46,780   SH          SOLE           0    0       46,780
Coca-Cola                            COM     191216100         2,923       65,411   SH          SOLE           0    0       65,411
ConocoPhillips                       COM     20825C104         1,135       19,065   SH          SOLE           0    0       19,065
Danaher Corporation                  COM     235851102         3,971       57,825   SH          SOLE           0    0       57,825
Expeditors Int'l of Wash.            COM     302130109           432        9,700   SH          SOLE           0    0        9,700
Exxon Mobil Corporation              COM     30231G102         8,363      124,631   SH          SOLE           0    0      124,631
Fannie Mae                           COM     313586109           825       14,750   SH          SOLE           0    0       14,750
Fiserv, Inc.                         COM     337738108         1,712       36,355   SH          SOLE           0    0       36,355
Freddie Mac                          COM     313400301           342        5,150   SH          SOLE           0    0        5,150
Genentech, Inc.                      COM     368710406         2,749       33,235   SH          SOLE           0    0       33,235
General Electric                     COM     369604103         2,797       79,229   SH          SOLE           0    0       79,229
Goldman Sachs                        COM     38141G104         7,967       47,660   SH          SOLE           0    0       47,660
Intel Corporation                    COM     458140100         7,670      372,896   SH          SOLE           0    0      372,896
Int'l Business Machines              COM     459200101           424        5,181   SH          SOLE           0    0        5,181
Johnson & Johnson                    COM     478160104        26,890      414,072   SH          SOLE           0    0      414,072
JPMorgan Chase & Co.                 COM     46625H100           388        8,253   SH          SOLE           0    0        8,253
Lehman Brothers                      COM     524908100         4,819       65,245   SH          SOLE           0    0       65,245
McGraw Hill Co.                      COM     580645109           248        4,268   SH          SOLE           0    0        4,268
Medis Technologies                   COM     58500P107         1,007       40,740   SH          SOLE           0    0       40,740
Medtronic                            COM     585055106         4,646      100,045   SH          SOLE           0    0      100,045
Merrill Lynch & Co.                  COM     590188108           626        8,000   SH          SOLE           0    0        8,000
Microsoft                            COM     594918104        14,034      513,136   SH          SOLE           0    0      513,136
Moody's Corp.                        COM     615369105           321        4,905   SH          SOLE           0    0        4,905
Murphy Oil Corp.                     COM     626717102           342        7,190   SH          SOLE           0    0        7,190
Paychex Inc.                         COM     704326107           322        8,750   SH          SOLE           0    0        8,750
Pepsico, Inc.                        COM     713448108           734       11,250   SH          SOLE           0    0       11,250
Pfizer, Inc.                         COM     717081103         7,274      256,486   SH          SOLE           0    0      256,486
Procter & Gamble                     COM     742718109         2,725       43,968   SH          SOLE           0    0       43,968
Rockwell Automation                  COM     773903109           458        7,885   SH          SOLE           0    0        7,885
Sabine Royalty Trust                 COM     785688102           716       15,900   SH          SOLE           0    0       15,900
San Juan Basin Realty Tr             COM     798241105         2,043       57,835   SH          SOLE           0    0       57,835
Schlumberger                         COM     806857108         3,943       63,570   SH          SOLE           0    0       63,570
Starbucks Corporation                COM     855244109         1,342       39,420   SH          SOLE           0    0       39,420
State Street Corp.                   COM     857477103         1,425       22,842   SH          SOLE           0    0       22,842
Stericycle Inc.                      COM     858912108         2,690       38,550   SH          SOLE           0    0       38,550
Suncor Energy                        COM     867229106         5,662       78,590   SH          SOLE           0    0       78,590
Target Corporation                   COM     87612E106           512        9,270   SH          SOLE           0    0        9,270
Transocean Inc.                      COM     G90078109         4,446       60,720   SH          SOLE           0    0       60,720
TXU Corporation                      COM     873168108           247        3,960   SH          SOLE           0    0        3,960
Varian Medical                       COM     92220P105         7,856      171,260   SH          SOLE           0    0      171,260
Washington Mutual, Inc.              COM     939322103           487       11,200   SH          SOLE           0    0       11,200
Wells Fargo                          COM     949746101        18,816      520,064   SH          SOLE           0    0      520,064
Wynn Resorts                         COM     983134107           211        3,100   SH          SOLE           0    0        3,100
Zimmer Holdings Inc.                 COM     98956P102         1,927       28,555   SH          SOLE           0    0       28,555
                                                            ----------
Total Common Stock                                           219,682

ADRS
-----
BP Plc                                       055622104           227        3,470   SH          SOLE           0    0        3,470
Canadian Nat Resources                       136385101           756       16,585   SH          SOLE           0    0       16,585
Teva Pharmaceuticals                         881624209         5,614      164,690   SH          SOLE           0    0      164,690
Toyota Motors                                892331307           829        7,615   SH          SOLE           0    0        7,615
                                                               ------
Total ADRS                                                     7,426
                                                             ---------
GRAND TOTAL                                                  227,108
                                                            =========

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   62
Form 13F Information Table Value Total:             $227,108



List of Other Included Managers:            NONE

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